BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Professional Fee		$ 1,628	$ 1,361	$ 1,224
Parent Company [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	52	44	35
Rent expenses and other		415	292	817
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	249	162	225
Rent expenses and other		$ (59)	$ (246)

[1]	Professional fees do not include short-term employee benefits and share-based compensation to one of the Company's shareholders, who is a key officer, in the amounts of $691, $537 and $450 for the years 2017, 2018 and 2019, respectively, as well as payment for the purchasing of a patent in amount of $30 and $12 for the years 2017 and 2018, respectively.